Organization, Summary of Significant Accounting Policies and New Accounting Standards - Loan Originations, Revenue, Advertising, Sales and Marketing (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) performanceObligation	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Amortization of deferred costs into interest income	$ 1,451,000
Deferred loan origination costs	3,422,000
Deferred revenue	2,553,000	$ 2,520,000
Deferred revenue, amount recognized	685,000	342,000
Capitalized sales commission	678,000	527,000
Sales commissions and fees	3,302,000	1,659,000
Amortization of deferred sales commissions	267,000	185,000
Accounts receivable associated with revenue from contracts with customer, net	33,748,000	23,278,000
Total revenue from contracts with customers	247,718,000	103,331,000	$ 4,520,000
Advertising expenses	183,106,000	138,888,000	169,942,000
Lending
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	0	0	0
Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	54,666,000	12,036,000	4,520,000
Technology Platform
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	193,052,000	91,295,000	0
Referrals
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Deferred revenue	$ 118,000
Probability assigned to transaction price	100.00%
Total revenue from contracts with customers	$ 15,750,000	5,889,000	3,652,000
Referrals | Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	$ 15,750,000	5,889,000	3,652,000
Brokerage
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Probability assigned to transaction price	100.00%
Total revenue from contracts with customers	$ 22,733,000	3,470,000	84,000
Brokerage | Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	$ 22,733,000	3,470,000	84,000
Payment network
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Probability assigned to transaction price	100.00%
Revenue, number of performance obligations | performanceObligation	2
Total revenue from contracts with customers	$ 11,847,000	3,600,000	660,000
Payment network | Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	10,642,000	2,433,000	660,000
Payment network | Technology Platform
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	1,205,000	1,167,000	0
Equity capital markets services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	2,643,000	0	0
Equity capital markets services | Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	2,643,000	0	0
Enterprise services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	2,898,000	244,000	124,000
Enterprise services | Financial Services
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	2,898,000	244,000	124,000
Technology platform fees
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	191,847,000	90,128,000	0
Technology platform fees | Technology Platform
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Total revenue from contracts with customers	$ 191,847,000	$ 90,128,000	$ 0